Offerings	Apr. 29, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(a) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Ivanhoe Electric Inc. hereby defers payment of the registration fee required in connection with this Registration Statement. The securities registered hereunder include such indeterminate number of shares of common stock, shares of preferred stock, warrants, debt securities, subscription rights and units as may be sold from time to time by the Registrant. (b) There are also being registered hereunder an indeterminate number of each class of identified securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Pursuant to Rule 416 under the Securities Act, this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See notes (1)(a) and (1)(b).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See notes (1)(a) and (1)(b).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See notes (1)(a) and (1)(b).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See notes (1)(a) and (1)(b).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Consisting of any combination of common stock, preferred stock, debt securities and warrants. See notes (1)(a) and (1)(b).